Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Federal deposit insurance corporation (''FDIC'')	$ 250,000		$ 250,000
Securities investor protection corporation ("SIPC")	250,000		250,000
Net loss	(238,877)	$ (123,523)	(1,013,294)	$ (969,463)
Accumulated deficit	(2,894,681)		(2,655,804)	(1,642,510)
FDIC cash limits			0	86,700
Cash used in operations	(117,609)	(149,524)	(794,324)	272,637
Stockholders’ deficit	(261,769)	$ 292,669	(22,892)	407,442	$ 1,203,042
Impairment loss			29,440	$ 87,745
Equity investments cost	$ 9,394		$ 9,394